Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by country of domicile based on the shipping location of the customer. Total revenue disaggregated by country of domicile is as follows (dollars in thousands):

	Year Ended December 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$699	16%	$712	35%
Japan	3,404	75%	547	27%
Other	399	9%	747	38%
Total	$4,502	100%	$2,006	100%

As of December 31, 2021 and 2020, the Company had $308,000 and $44,000, respectively, of contract liabilities included in accrued expenses and other current liabilities and no contract assets.